Stockholders' Equity: Outstanding and exercisable stock options (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Outstanding and exercisable stock options
	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Exercisable as at December 31, 2010	227,500	$0.44	-
Cancelled	(50,000)	$0.44	-
Exercisable as at December 31, 2011	177,500	$0.44	-
Exercised	(177,500)	$0.44	-
Granted	390,000	$7.96	6.79 years
Outstanding at December 31, 2012	390,000	$7.96	6.79 years